Revision of Prior Period Financial Statements (Details-1) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021
Basic and diluted net income (loss) per share, redeemable common stock			$ 0.51
Previously Reported [Member]
Basic and diluted net income (loss) per share, redeemable common stock	$ 1.53	$ 3.96
Basic and diluted net income loss per share	(1.39)	(1.83)
Revision of Prior Period, Adjustment [Member]
Basic and diluted net income (loss) per share, redeemable common stock	0.83	2.15
Basic and diluted net income loss per share	(0.74)	(0.98)
As Revised [Member]
Basic and diluted net income (loss) per share, redeemable common stock	2.36	6.11
Basic and diluted net income loss per share	$ (2.13)	$ (2.81)